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QUARTERLY REPORT

BRENDAN WOOD TOPGUN ETF

Schedule of InvestmentsNovember 30, 2025 (unaudited)

		Shares	Value
98.67%	COMMON STOCKS

10.93%	COMMUNICATION SERVICES
	Alphabet, Inc. Class C	3,161	$1,011,899
	Meta Platforms, Inc.	565	366,092
	T-Mobile US, Inc.	2,746	573,941
			1,951,932

6.64%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	2,711	632,259
	Home Depot, Inc.	1,547	552,155
			1,184,414

3.34%	CONSUMER STAPLES
	Costco Wholesale Corp.	652	595,661

23.29%	FINANCIALS
	Brookfield Corp. ADR	15,740	739,780
	JPMorgan Chase & Co.	2,538	794,597
	Mastercard, Inc. Class A	1,145	630,357
	Morgan Stanley	3,400	576,844
	Royal Bank of Canada ADR	5,040	776,614
	Visa, Inc. Class A	1,911	639,115
			4,157,307

9.03%	HEALTH CARE
	Danaher Corp.	2,621	594,390
	HCA Healthcare, Inc.	2,002	1,017,597
			1,611,987

14.98%	INDUSTRIALS
	Canadian Pacific Kansas City Southern ADR	8,174	593,187
	Parker-Hannifin Corp.	951	819,477
	Transdigm Group, Inc.	470	639,280
	Waste Connections, Inc. ADR	3,528	622,868
			2,674,812

QUARTERLY REPORT

BRENDAN WOOD TOPGUN ETF

Schedule of Investments - continuedNovember 30, 2025 (unaudited)

		Shares	Value
13.88%	INFORMATION TECHNOLOGY - HARDWARE
	Broadcom, Inc.	2,310	$930,838
	Nvidia Corp.	4,369	773,313
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,654	773,668
			2,477,819

3.97%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Microsoft Corp.	1,440	708,494

12.61%	REAL ESTATE
	AvalonBay Communities, Inc. REIT	2,755	501,245
	Prologis, Inc. REIT	5,743	738,148
	Welltower, Inc. REIT	4,861	1,012,157
			2,251,550

98.67%	TOTAL COMMON STOCKS
	(Cost: $13,904,298)		17,613,976

98.67%	TOTAL INVESTMENTS
	(Cost: $13,904,298)		17,613,976
1.33%	Other assets, net of liabilities		238,102
100.00%	NET ASSETS		$17,852,078

(A)Non-income producing

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

See Notes to Schedule of Investments.

QUARTERLY REPORT

BRENDAN WOOD TOPGUN ETF

Fair ValueNovember 30, 2025 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of November 30, 2025:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
COMMON STOCKS	$17,613,976	$—	$—	$17,613,976
	$17,613,976	$—	$—	$17,613,976

The cost of investments for Federal income tax purposes has been estimated as of November 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $13,904,298, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,856,521
Gross unrealized depreciation	(146,843)
Net unrealized appreciation	$3,709,678